Document and Entity Information	Sep. 16, 2021
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001579428
Document Type	8-K
Document Period End Date	Sep. 16, 2021
Entity Registrant Name	Axsome Therapeutics, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-37635
Entity Tax Identification Number	45-4241907
Entity Address, Address Line One	22 Cortlandt Street
Entity Address, Address Line Two	16th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10007
City Area Code	(212)
Local Phone Number	332-3241
Security 12b Title	Common Stock, Par Value $0.0001 Per Share
Trading Symbol	AXSM
Security Exchange Name	NASDAQ
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false